Investment Risks	Sep. 26, 2025
Alder Value Fund [Member] | ADLER VALUE FUND
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to achieve its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and therefore a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock’s price when interest rates decline.

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of May 31, 2025, 40.8% and 14.9% of the Fund’s net assets were invested in stocks within the financials sector and healthcare sector, respectively. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Warrants and Rights Risk. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Alder Value Fund [Member] | ADLER VALUE FUND | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies. The ability of the Fund to achieve its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgment about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Alder Value Fund [Member] | ADLER VALUE FUND | American Depository Receipt ("ADR") Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

American Depository Receipt (“ADR”) Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk, currency exchange risk, volatility risk, and liquidity risk. ADRs may be available through “sponsored” or “unsponsored” facilities. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Alder Value Fund [Member] | ADLER VALUE FUND | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The value of convertible securities tends to decline as interest rates rise and, due to the conversion feature, to vary with fluctuations in the market value of the underlying equity security.

Alder Value Fund [Member] | ADLER VALUE FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity prices are volatile and the prices of equity securities in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Alder Value Fund [Member] | ADLER VALUE FUND | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Alder Value Fund [Member] | ADLER VALUE FUND | Small-Cap and Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Alder Value Fund [Member] | ADLER VALUE FUND | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Alder Value Fund [Member] | ADLER VALUE FUND | Focused Portfolio and Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Focused Portfolio and Non-Diversification Risk. The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. The Fund generally will hold a core portfolio of securities of fewer companies than a more diversified fund, and therefore a change in the value of a single company may have a greater impact on the Fund’s net asset value (“NAV”) than such a change would have on a more diversified fund. A non-diversified fund’s NAV per share and total returns may be more volatile or fall more in times of weaker markets than a conventional diversified fund.

Alder Value Fund [Member] | ADLER VALUE FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency.

Alder Value Fund [Member] | ADLER VALUE FUND | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. Options give the holder of the option the right to buy (or to sell) a position in an underlying asset, at a set price and time. Options trading is a highly specialized activity that involves unique investment techniques and risks. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations. Options are subject to correlation risk because there may be an imperfect correlation between the options and the underlying asset that cause a given transaction to fail to achieve its objectives. The successful use of options depends on the Adviser’s ability to correctly predict future price fluctuations and the degree of correlation between the options and such assets. Options are also particularly subject to leverage risk and can be subject to liquidity risk.

Alder Value Fund [Member] | ADLER VALUE FUND | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock’s price when interest rates decline.

Alder Value Fund [Member] | ADLER VALUE FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund may, at times, be more heavily invested in certain sectors. When the Fund emphasizes investment in one or more sectors, the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. As of May 31, 2025, 40.8% and 14.9% of the Fund’s net assets were invested in stocks within the financials sector and healthcare sector, respectively. The values of securities of companies in the financial sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value (“NAV”) per share.

Alder Value Fund [Member] | ADLER VALUE FUND | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.

Alder Value Fund [Member] | ADLER VALUE FUND | Value Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

Alder Value Fund [Member] | ADLER VALUE FUND | Warrants and Rights Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Warrants and Rights Risk. The Fund may purchase warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ expected growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Equity Securities Risk. Equity security prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sectors.

●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

●	Communications Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the communications sector, including telecommunications and media companies. The values of securities of companies in the communications sector may be affected by risks related to cybersecurity incidents, data breaches, new technologies, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of products and services, and changes in consumer preferences and expectations, among other things.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to perform as anticipated.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Non-Diversified Status Risk. The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.
Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity security prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Small-Cap and Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sectors.

●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

●	Communications Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the communications sector, including telecommunications and media companies. The values of securities of companies in the communications sector may be affected by risks related to cybersecurity incidents, data breaches, new technologies, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of products and services, and changes in consumer preferences and expectations, among other things.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ expected growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Communications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Communications Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the communications sector, including telecommunications and media companies. The values of securities of companies in the communications sector may be affected by risks related to cybersecurity incidents, data breaches, new technologies, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of products and services, and changes in consumer preferences and expectations, among other things.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Investment Style and Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to perform as anticipated.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Evolutionary Tree Innovators Fund Class A Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Status Risk. The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are described below.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ expected growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Equity Securities Risk. Equity security prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sectors.

●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

●	Communications Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the communications sector, including telecommunications and media companies. The values of securities of companies in the communications sector may be affected by risks related to cybersecurity incidents, data breaches, new technologies, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of products and services, and changes in consumer preferences and expectations, among other things.

Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to perform as anticipated.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit, and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Non-Diversified Status Risk. The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.
Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Equity security prices are volatile and the value of such securities in the Fund’s portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Small-Cap and Mid-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Small-capitalization and mid-capitalization companies also may not be widely followed by investors, which can lower the demand for their securities. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. The Fund’s investments in foreign securities are subject to the risks of currency exchange rate fluctuations, political unrest, economic instability, less stringent regulation, capital controls and changes in foreign laws.

●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risk. The Fund’s investment strategy may result in the Fund having significant over or under exposure to certain industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those industries or market sectors.

●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

●	Communications Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the communications sector, including telecommunications and media companies. The values of securities of companies in the communications sector may be affected by risks related to cybersecurity incidents, data breaches, new technologies, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of products and services, and changes in consumer preferences and expectations, among other things.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Market Risk. Stock prices are volatile. Stock market risk refers to the risk that the value of stocks in the Fund’s portfolio may decline due to daily fluctuations in the stock market. The Fund’s share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Growth Investing Risk. Investments in growth stocks present the risks that the stocks’ expected growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies’ earnings and more volatile than other types of stock. In addition, the Fund’s growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund’s performance.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Technology Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the technology sector. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Consumer Discretionary Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the consumer discretionary sector. The consumer discretionary sector comprises companies whose businesses are sensitive to economic cycles, such as manufacturers of high-end apparel and automobile and leisure companies. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Healthcare Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the healthcare sector. The values of securities of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Communications Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Communications Sector Risk. The Fund may focus its investments in the securities of issuers engaged primarily in the communications sector, including telecommunications and media companies. The values of securities of companies in the communications sector may be affected by risks related to cybersecurity incidents, data breaches, new technologies, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of products and services, and changes in consumer preferences and expectations, among other things.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Investment Style and Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Style and Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. The Fund’s growth style may go out of favor with investors, negatively affecting the Fund’s performance. In addition, the Adviser may select investments that fail to perform as anticipated.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit, and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Evolutionary Tree Innovators Fund Class I Shares [Member] | EVOLUTIONARY TREE INNOVATORS FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Status Risk. The Fund is a non-diversified fund, which means it invests a higher percentage of its assets in a limited number of securities. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

Wavelenght Fund [Member] | WAVELENGTH FUND
Prospectus [Line Items]
Risk [Text Block]

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in instruments tied to rising growth, i.e. convertible bonds, when the stock market is falling and the fixed-income market is rising.

Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines, generally between 5% and 15% of the Fund’s total return, in value over short periods of time.

Inflation Risk. Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.

Interest Rate Risk. The price of a fixed-income security is dependent, in part, upon prevailing market interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of fixed-income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed-income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed-income securities that are particularly sensitive to interest rate fluctuations, such as fixed-income securities with long-term maturities, zero coupon bonds, and debentures. This risk may be heightened given the likelihood of increases in interest rates in the future as the Federal Reserve continues to increase the federal funds rate after a period of historically low rates. A rise or potential rise in interest rates may cause the Fund to lose value and increase redemptions, which could cause the Adviser to liquidate portfolio securities at disadvantageous prices and times, resulting in losses to the Fund.

Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money. Changes in economic conditions or other circumstances may reduce the capacity of an issuer to make principal and interest payments on securities. The value of securities also may decline because of concerns about the issuer’s ability to make principal and interest payments.

Investment Model and Computer Software Risk. The Adviser relies heavily on quantitative investment models to assist with security selection. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s NAV. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the U.S.

Treasury Inflation-Protected Securities (“U.S. TIPS”) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency.

Investment Grade Securities Risk. Investment grade fixed-income securities are assigned credit ratings by ratings agencies based on their assessment of the creditworthiness or risk of default of a bond issue. Ratings agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances affect the relevant bond issue. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such securities deteriorates.

High Yield Bond (Junk Bond) Risk. Fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) and BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) and unrated securities of similar credit quality are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rated fixed-income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed-income securities are considered below “investment grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed-income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Senior Loans Risk. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Senior loans are subject to credit risk, interest rate risk and liquidity risk. In addition, senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

Convertible Securities Risk. The Fund may buy securities convertible into common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Foreign Investing Risk. The Fund may invest in securities issued by foreign governments or foreign corporations, directly or indirectly through ETFs or derivative transactions (e.g., foreign currency futures). The Fund may also invest in foreign securities that trade on U.S. exchanges or indirectly (i.e. through ETFs or other investment companies) in foreign securities that trade on foreign exchanges. Foreign securities markets can be volatile and securities prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see above), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is limited legal recourse for collecting sovereign debt that a government does not pay.

Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations to pay principal and interest.

Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation. Collateralized debt obligations are generally subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. Prepayment risk refers to when borrowers pay off their debt obligations sooner than expected in times of declining interest rates, while extension risk refers to when borrowers pay off their debt obligations more slowly than expected in times of rising interest rates. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Mortgage Obligations Risk. Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Preferred Stock Risk. Preferred stocks are subject to risks similar to debt securities, such as interest rate risk and credit risk, and are also subject to risks associated with equity securities, risk, which is the risk that stock prices will fall over short or extended periods of time in response to many factors, including general market and economic conditions, industry conditions, or the activities of the issuing company, among other factors. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Stock Index Futures Risk. A stock index assigns relative values to the common stocks included in the applicable index and fluctuates with the changes in the market value of those stocks. Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The primary risks associated with stock index futures investments are market risk, index tracking risk, credit risk of the exchange on which the futures are traded, and the possible inability to close a futures contract when desired.

Securities Lending Risk. The Fund lends its portfolio securities to seek to earn additional income. When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.

Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market mutual funds.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to additional risks, including:

Expenses. When the Fund invests in ETFs and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, since you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fund of Funds Structure. The use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Derivatives Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of futures contracts creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Rule 18f-4 under the 1940 Act regulates a fund’s use of derivative investments and certain financing transactions. Among other conditions, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a fund’s net assets), it will not be subject to the full requirements of Rule 18f-4.

Futures Contract Risk. Transactions in derivative instruments (e.g., futures) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

●	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	losses caused by unanticipated market movement, which are potentially unlimited;

●	the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that a counterparty will default in the performance of its obligations;

●	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

●	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

●	possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Leverage Risk. Futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price. For example, if a fixed-income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. A reduction in dealer market-making capacity in the fixed-income markets also has the potential to decrease liquidity for fixed-income securities as a general matter. A potential rise in interest rates may result in periods of volatility and increased redemptions. Increases in redemptions may require the Adviser to liquidate portfolio securities at disadvantageous prices and times, which could reduce the Fund’s returns. Also, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Political Risk. Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). The Adviser, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. If the Adviser is unable to comply with the requirements of Rule 4.5, the Adviser may be required to modify the Fund’s investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income security holdings. In general, but not in all cases, the longer the maturity of a fixed-income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Certain market conditions, such as inverted yield curves, may indicate that securities with longer maturities may result in lower yields. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to the extent it is invested in fixed-income securities with longer maturities. This risk may be heightened given the likelihood of increases in interest rates in the future.

Reinvestment Risk. As issuers pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

Wavelenght Fund [Member] | WAVELENGTH FUND | Convertible Securities Risk [Member]
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Convertible Securities Risk. The Fund may buy securities convertible into common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Wavelenght Fund [Member] | WAVELENGTH FUND | Preferred Stock Risk [Member]
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Preferred Stock Risk. Preferred stocks are subject to risks similar to debt securities, such as interest rate risk and credit risk, and are also subject to risks associated with equity securities, risk, which is the risk that stock prices will fall over short or extended periods of time in response to many factors, including general market and economic conditions, industry conditions, or the activities of the issuing company, among other factors. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Wavelenght Fund [Member] | WAVELENGTH FUND | Market Risk [Member]
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Market Risk. Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, such as changes in governments’ economic policies, political turmoil, terrorism, military actions, environmental events, trade disputes, and epidemics, pandemics or other public health issues, which may negatively affect many issuers domestically and around the world. For example, the novel coronavirus disease (COVID-19) that emerged in 2019 resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity and company closings and product cutbacks, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the long-term effects of which are difficult to assess. During periods of market volatility, security prices (including securities held by the Fund) could change drastically and rapidly and, therefore, adversely affect the Fund.

Wavelenght Fund [Member] | WAVELENGTH FUND | Asset Allocation Risk [Member]
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Asset Allocation Risk. The Fund invests in a broad array of asset classes and may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be overweight in instruments tied to rising growth, i.e. convertible bonds, when the stock market is falling and the fixed-income market is rising.

Wavelenght Fund [Member] | WAVELENGTH FUND | Volatility Risk [Member]
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Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines, generally between 5% and 15% of the Fund’s total return, in value over short periods of time.

Wavelenght Fund [Member] | WAVELENGTH FUND | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation Risk. Inflation risk is the risk that the price of an asset, or income generated by an asset, will not keep up with the cost of living. Almost all financial assets have some inflation risk.
Wavelenght Fund [Member] | WAVELENGTH FUND | Interest Rate Risk [Member]
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Interest Rate Risk. The price of a fixed-income security is dependent, in part, upon prevailing market interest rates. The share price and total return of the Fund, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. A rise in interest rates will generally cause the value of fixed-income securities to decrease. Conversely, a decrease in interest rates will generally cause the value of fixed-income securities to increase. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in fixed-income securities that are particularly sensitive to interest rate fluctuations, such as fixed-income securities with long-term maturities, zero coupon bonds, and debentures. This risk may be heightened given the likelihood of increases in interest rates in the future as the Federal Reserve continues to increase the federal funds rate after a period of historically low rates. A rise or potential rise in interest rates may cause the Fund to lose value and increase redemptions, which could cause the Adviser to liquidate portfolio securities at disadvantageous prices and times, resulting in losses to the Fund.

Wavelenght Fund [Member] | WAVELENGTH FUND | Issuer/Credit Risk [Member]
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Issuer/Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default on the payment of interest or principal on the securities when due, which could cause the Fund to lose money. Changes in economic conditions or other circumstances may reduce the capacity of an issuer to make principal and interest payments on securities. The value of securities also may decline because of concerns about the issuer’s ability to make principal and interest payments.

Wavelenght Fund [Member] | WAVELENGTH FUND | Investment Model and Computer Software Risk [Member]
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Investment Model and Computer Software Risk. The Adviser relies heavily on quantitative investment models to assist with security selection. The Adviser’s extensive use of its quantitative models and proprietary software presents certain additional risks. Specifically, the Adviser cannot guarantee that the data used in the models will be accurate or complete. Moreover, the computer software, whether proprietary or obtained from third-parties, may fail or may have errors that go undetected by the Adviser. If issues are present in the data used by the Adviser or if there are errors in the computer software used by the Adviser, there may be adverse impacts to the Fund, including a decline in the Fund’s NAV. The Fund is at risk for any adverse financial impacts resulting from deficiencies in the Adviser’s quantitative investment process.

Wavelenght Fund [Member] | WAVELENGTH FUND | U.S. Government Securities Risk [Member]
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U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the U.S.

Wavelenght Fund [Member] | WAVELENGTH FUND | Treasury Inflation-Protected Securities ("U.S. TIPS") and Inflation-Linked Bonds Risk [Member]
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Treasury Inflation-Protected Securities (“U.S. TIPS”) and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

Wavelenght Fund [Member] | WAVELENGTH FUND | Municipal Securities Risk [Member]
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Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency.

Wavelenght Fund [Member] | WAVELENGTH FUND | Investment Grade Securities Risk [Member]
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Investment Grade Securities Risk. Investment grade fixed-income securities are assigned credit ratings by ratings agencies based on their assessment of the creditworthiness or risk of default of a bond issue. Ratings agencies review, from time to time, such assigned ratings of the securities and may subsequently downgrade the rating if economic circumstances affect the relevant bond issue. In addition, the credit ratings of fixed-income securities may be lowered if the financial condition of the party obligated to make payments with respect to such securities deteriorates.

Wavelenght Fund [Member] | WAVELENGTH FUND | High Yield Bond (Junk Bond) Risk [Member]
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High Yield Bond (Junk Bond) Risk. Fixed-income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) and BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) and unrated securities of similar credit quality are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated fixed-income securities. Lower-rated fixed-income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed-income securities are considered below “investment grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed-income securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV. These risks can reduce the value of the Fund’s shares and the income it earns. Lower-rated securities carry a greater risk of default than investment grade securities.

Wavelenght Fund [Member] | WAVELENGTH FUND | Senior Loans Risk [Member]
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Senior Loans Risk. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Senior loans are subject to credit risk, interest rate risk and liquidity risk. In addition, senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate.

Wavelenght Fund [Member] | WAVELENGTH FUND | Foreign Investing Risk [Member]
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Foreign Investing Risk. The Fund may invest in securities issued by foreign governments or foreign corporations, directly or indirectly through ETFs or derivative transactions (e.g., foreign currency futures). The Fund may also invest in foreign securities that trade on U.S. exchanges or indirectly (i.e. through ETFs or other investment companies) in foreign securities that trade on foreign exchanges. Foreign securities markets can be volatile and securities prices can change drastically. Foreign investments may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets or imposition of higher taxes. Investments in foreign securities involve risks resulting from differences in regulations to which U.S. and foreign markets are subject. These risks include differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs. The foregoing risks are more pronounced in investments in securities of issuers that are located in or have substantial operations in emerging market countries because such countries tend to develop sporadically and the securities may have lower trading volumes and less liquidity than developed markets.

Wavelenght Fund [Member] | WAVELENGTH FUND | Emerging Markets Risk [Member]
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Emerging Markets Risk. Investments in emerging markets involve all of the risks of foreign investments (see above), and also have additional risks. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. Many emerging markets companies in the early stages of development are dependent on a small number of products and lack substantial capital reserves. In addition, emerging markets often have less developed legal and financial systems. These markets often have provided significantly higher or lower rates of return than developed markets and usually carry higher risks to investors than securities of companies in developed countries.

Wavelenght Fund [Member] | WAVELENGTH FUND | Sovereign Debt Risk [Member]
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Sovereign Debt Risk. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is limited legal recourse for collecting sovereign debt that a government does not pay.

Wavelenght Fund [Member] | WAVELENGTH FUND | Mortgage-Backed Securities Risk [Member]
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Mortgage-Backed Securities Risk. Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations to pay principal and interest.

Wavelenght Fund [Member] | WAVELENGTH FUND | Collateralized Debt Obligations Risk [Member]
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Collateralized Debt Obligations Risk. The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation. Collateralized debt obligations are generally subject to credit, interest rate, valuation, liquidity, prepayment and extension risks. Prepayment risk refers to when borrowers pay off their debt obligations sooner than expected in times of declining interest rates, while extension risk refers to when borrowers pay off their debt obligations more slowly than expected in times of rising interest rates. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Mortgage Obligations Risk. Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Wavelenght Fund [Member] | WAVELENGTH FUND | Collateralized Mortgage Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Collateralized Mortgage Obligations Risk. Collateralized mortgage obligations exhibit similar risks to those of mortgage-backed securities but also present certain special risks. Collateralized mortgage obligations are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Collateralized mortgage obligation tranches may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a collateralized mortgage obligation tranche to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the collateralized mortgage obligation tranche.

Wavelenght Fund [Member] | WAVELENGTH FUND | Stock Index Futures Risk [Member]
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Stock Index Futures Risk. A stock index assigns relative values to the common stocks included in the applicable index and fluctuates with the changes in the market value of those stocks. Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The primary risks associated with stock index futures investments are market risk, index tracking risk, credit risk of the exchange on which the futures are traded, and the possible inability to close a futures contract when desired.

Wavelenght Fund [Member] | WAVELENGTH FUND | Securities Lending Risk [Member]
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Securities Lending Risk. The Fund lends its portfolio securities to seek to earn additional income. When the Fund lends its portfolio securities, the Fund is subject to the risk that the borrower may fail to return the securities in a timely manner or at all, resulting in a loss to the Fund and/or a delay in recovering the loaned securities. The Fund could also lose money in connection with securities lending transactions if it does not recover the loaned securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. The Fund is not obligated to engage in securities lending, and may discontinue its securities lending activities at any time.

Wavelenght Fund [Member] | WAVELENGTH FUND | Money Market Mutual Funds [Member]
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Money Market Mutual Funds. Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of money market mutual funds.

Wavelenght Fund [Member] | WAVELENGTH FUND | ETF and Other Investment Company Risk [Member]
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ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to additional risks, including:

Expenses. When the Fund invests in ETFs and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, since you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fund of Funds Structure. The use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Wavelenght Fund [Member] | WAVELENGTH FUND | Expenses [Member]
Prospectus [Line Items]
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Expenses. When the Fund invests in ETFs and other investment companies, your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, since you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Wavelenght Fund [Member] | WAVELENGTH FUND | Fund of Funds Structure [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund of Funds Structure. The use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.
Wavelenght Fund [Member] | WAVELENGTH FUND | Market Value Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Wavelenght Fund [Member] | WAVELENGTH FUND | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling stocks. If the Adviser uses a derivative instrument at the wrong time or incorrectly identifies market conditions, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund’s return. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. In addition, the cost of investing in such instruments generally increases as interest rates increase, which will lower the Fund’s return.

In addition, the Fund’s use of futures contracts creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Rule 18f-4 under the 1940 Act regulates a fund’s use of derivative investments and certain financing transactions. Among other conditions, Rule 18f-4 requires certain funds that invest in derivative instruments beyond a specified limited amount (generally greater than 10% of a fund’s net assets) to apply a value-at-risk based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. To the extent a fund uses derivative instruments (excluding certain currency and interest rate hedging transactions) in a limited amount (up to 10% of a fund’s net assets), it will not be subject to the full requirements of Rule 18f-4.

Wavelenght Fund [Member] | WAVELENGTH FUND | Futures Contract Risk [Member]
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Futures Contract Risk. Transactions in derivative instruments (e.g., futures) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge (if the derivative instrument is being used for hedging purposes); tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for purchased options may be lost before they can be profitably exercised. Transaction costs are incurred in opening and closing positions.

The successful use of futures contracts depends upon the Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including:

●	imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract;

●	possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired;

●	losses caused by unanticipated market movement, which are potentially unlimited;

●	the Adviser’s inability to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors;

●	the possibility that a counterparty will default in the performance of its obligations;

●	the possibility that the Fund may have insufficient cash and have to sell securities from its portfolio to meet the daily variation margin requirements at a time when it may be disadvantageous to do so;

●	the possibility that a failure to close a position may result in delivery of an illiquid commodity to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and

●	possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future).

Wavelenght Fund [Member] | WAVELENGTH FUND | Leverage Risk [Member]
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Leverage Risk. Futures contracts, forward contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. The NAV of the Fund when employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Wavelenght Fund [Member] | WAVELENGTH FUND | Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk is the risk that a particular investment cannot be sold at the advantageous time or price. For example, if a fixed-income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. A reduction in dealer market-making capacity in the fixed-income markets also has the potential to decrease liquidity for fixed-income securities as a general matter. A potential rise in interest rates may result in periods of volatility and increased redemptions. Increases in redemptions may require the Adviser to liquidate portfolio securities at disadvantageous prices and times, which could reduce the Fund’s returns. Also, investments in derivatives, non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk.

Wavelenght Fund [Member] | WAVELENGTH FUND | Political Risk [Member]
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Political Risk. Changes in the political status of any country can have profound effects on the value of investments exposed to that country. Related risk factors are the regulatory environment within any country or industry and the sovereign health of the country. These risks can only be reduced by carefully monitoring the economic, political and regulatory atmosphere within countries and diversifying across countries.

Wavelenght Fund [Member] | WAVELENGTH FUND | CFTC Regulation Risk [Member]
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CFTC Regulation Risk. To the extent the Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). The Adviser, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Adviser is not subject to registration or regulation as a commodity pool operator under the CEA. If the Adviser is unable to comply with the requirements of Rule 4.5, the Adviser may be required to modify the Fund’s investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

Wavelenght Fund [Member] | WAVELENGTH FUND | Counterparty Credit Risk [Member]
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Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. In these types of transactions, the counterparty represents the other party involved in a financial transaction with the Fund. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those related to ordinary portfolio securities transactions. These include the risk that the counterparty will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement without having to sell other Fund holdings for non-investment related reasons.

Wavelenght Fund [Member] | WAVELENGTH FUND | Management Style Risk [Member]
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Management Style Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform relative to its benchmark index or to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Wavelenght Fund [Member] | WAVELENGTH FUND | Maturity Risk [Member]
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Maturity Risk. Maturity risk is another factor that can affect the value of the Fund’s fixed-income security holdings. In general, but not in all cases, the longer the maturity of a fixed-income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Certain market conditions, such as inverted yield curves, may indicate that securities with longer maturities may result in lower yields. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to the extent it is invested in fixed-income securities with longer maturities. This risk may be heightened given the likelihood of increases in interest rates in the future.

Wavelenght Fund [Member] | WAVELENGTH FUND | Reinvestment Risk [Member]
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Reinvestment Risk. As issuers pay interest or return capital to investors, there is no guarantee that investors will be able to reinvest these payments and receive rates equal to or better than their original investment. If interest rates fall, the rate of return available to reinvested money will also fall. For example, purchasers of a 30-year, 5% coupon bond can anticipate that they will receive a 5% return on their original capital, but unless they can reinvest all of the interest receipts at or above 5%, the total return over 30 years will be below 5%. The higher the coupon and prepayment risk, the higher the reinvestment risk. An investor who plans on spending (as opposed to reinvesting) the income generated by his portfolio is less likely to be concerned with reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.